12. Trade and Other Receivables	12 Months Ended
Dec. 31, 2017
Trade and other receivables [abstract]
Trade and Other Receivables

The trade receivables as of December 31, 2017 and 2016, of €580 and €970, respectively, are all due in the short-term, do not bear interest and are not impaired. As of December 31, 2017 and 2016, €260 and €219, respectively were overdue. Other receivables are all due short-term and mainly comprise receivables for research and development grants and other government subsidies of €20 (2016: €14), value-added tax receivables of €186 (2016: €642) and in 2016 receivables related to refunding of research and development costs (€385).